Note Loans (Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - Covered loans - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	[1]	$ 3,887	$ 17,833
Accruing loans past-due 90 days or more	[1]	0	28
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		0	8,810
Accruing loans past-due 90 days or more		0	0
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		0	1,142
Accruing loans past-due 90 days or more		0	0
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		0	2,770
Accruing loans past-due 90 days or more		0	0
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		3,790	4,376
Accruing loans past-due 90 days or more		0	28
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans		97	735
Accruing loans past-due 90 days or more		$ 0	$ 0

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estim a ted cash flow analyses.